Cash-settled share-based payment provision (Tables)	12 Months Ended
Jun. 30, 2020
Cash-settled share-based payment provision
Schedule for cash-settled share-based payment provisions

	2020	2019	2018
for the year ended 30 June	Rm	Rm	Rm
During the year, the following cash-settled share-based payment expenses were recognised in the income statement (refer to note 39 for the equity-settled share-based payment disclosure):

Share-based payment expense — movement in long-term provisions
Sasol Share Appreciation Rights Scheme
Share Appreciation Rights with no corporate performance targets (no-CPTs)	(1)	(6)	117
Share Appreciation Rights with corporate performance targets (CPTs)	(204)	(434)	538
	(205)	(440)	655

Schedule of total rights/ units granted
Total rights granted	2020 Number	2019 Number
Share Appreciation Rights	4 227 416	4 928 846

Schedule of the effect of share based payment arrangements to the financial position

	2020			2019
for the year ended 30 June	SARs with no CPTs Rm	SARs with CPTs Rm	Total Rm	SARs with no CPTs Rm	SARs with CPTs Rm	Total Rm
Per statement of financial position	—	51	51	2	262	264
Total intrinsic value of rights vested, but not yet exercised	—	—	—	2	50	52

Schedule of assumptions used to calculate cash-settled share-based payment expense

			2020		2019
			SARs with no CPTs	SARs with CPTs	SARs with no CPTs	SARs with CPTs
			Binomial	Binomial	Binomial	Binomial
Model			tree	tree	tree	tree
Risk-free interest rate	(%	)	n/a	3,58 – 3,88	6,96	6,64 – 6,96
Expected volatility	(%	)	n/a	135,76	35,74	35,83
Expected dividend yield	(%	)	n/a	0,06	4,76	4,99